Leases - Schedule of Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2026	¥ 2,333
2027	822
2028	45
Total lease payments	3,200
Less: imputed interest	(635)
Total	¥ 2,565	¥ 8,728